Post-Employment Benefits - Summary of Expected Future Benefit Payments (Detail) - Canada plan [member] $ in Millions	Oct. 31, 2024 CAD ($)
Disclosure of defined benefit plans [line items]
2025	$ 391
2026	394
2027	409
2028	423
2029	437
2030–2034	2,392
Total	4,446
Pension plan [member]
Disclosure of defined benefit plans [line items]
2025	365
2026	368
2027	382
2028	396
2029	409
2030–2034	2,251
Total	4,171
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
2025	26
2026	26
2027	27
2028	27
2029	28
2030–2034	141
Total	$ 275